UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAMCO INVESTORS FUND
Schedule of Investments
March 31, 2006

Shares		Value

COMMON STOCKS

Bottled & Canned Soft Drinks - 1.71%
3,400	Coca Cola Co.	$ 142,358

Crude Petroleum & Natural Gas - 4.52%
12,000	Chesapeake Energy Corp.	376,920

Deep Sea Foreign Transportation - 2.96%
6,300	Tsakos Energy Navigation Ltd.	246,834

Electronic Components & Accessories - 2.35%
19,000	Silicon Image, Inc.*	195,890

Electronic Connectors - 3.16%
9,800	Tyco Laboratories, Inc.	263,424

Finance Services - 1.82%
4,950	Allied Capital Corp.	151,470

Fire Marine & Casualty Insurance - 1.66%
8,500	Montpelier RE Holdings Ltd.	138,550

General Building Contractors - 2.96%
3,800	KB Home	246,924

Household Furniture - 4.72%
9,950	Select Comfort Corp. *	393,523

In Vitro & In Vivo Diagnostic - 1.53%
14,025	Trinity Biotech PLC *	127,768

Measuring & Controlling Devices, NEC - 2.33%
20,000	Input Output, Inc.*	194,200

Mining & Quarrying of Nonmetallic Minerals - 2.40%
8,000	Compass Minerals International, Inc.	199,920

Motor Vehicle Parts & Accessories - 2.66%
3,700	Borg Warner, Inc.	222,148

National Commercial Banks - 3.30%
7,500	Commerce Bancorp, Inc.	274,875

Natural Gas Transmission - 2.50%
4,325	Kinder Morgan Energy Partners LP	208,379

Petroleum Refining - 2.91%
4,000	USX Corp.	242,720

Pharmaceutical Preparations - 2.03%
2,500	Zimmer Holdings, Inc.*	169,000

Printed Circuit Boards - 2.14%
17,275	Flextronics International Ltd. *	178,796

Radio & TV Broadcasting - 2.06%
2,000	L-3 Communications Holdings, Inc.	171,580

Residential Construction - 2.24%
3,400	Meritage Home Corp.*	186,864

Retail-Apparel & Accessory Stores - 1.74%
4,000	Claire's Stores, Inc.	145,240

Retail- Auto Dealers & Gasoline - 2.70%
6,900	Carmax, Inc. *	225,492

Retail- Family Clothing Stores - 2.68%
7,500	American Eagle Outfitters, Inc.	223,950

Retail- Lumber & Other Building Materials - 3.26%
4,225	Lowe's Companies, Inc.	272,259

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.99%
3,625	Raytheon Co.	166,170

Services-Computer Processing - 1.64%
3,000	Automatic Data Processing, Inc.	137,040

Services-Prepackaged Software - 1.84%
20,000	Novell, Inc.*	153,600

State Commercial Banks - 1.91%
11,000	Oriental Financial Group, Inc.	158,950

Title Insurance - 2.34%
5,500	Fidelity National Financial, Inc.	195,415

Trucking - 3.68%
7,000	Hunt JB Transport Services, Inc.	150,780
4,100	YRC Worldwide, Inc.*	156,046
		306,826
Surgical & Medical Instruments & Apparatus - 2.13%
4,000	Stryker Corp.	177,360

TOTAL FOR COMMON STOCKS (Cost $5,458,307) - 77.86%		6,494,444

REAL ESTATE INVESTMENT TRUSTS - 9.48%
10,000	Ashford Hospitality Trust, Inc.	124,000
4,000	Equity One, Inc.	98,240
4,875	Highwoods Properties, Inc.	164,434
4,000	Ramco Gershenson Properties Trust	121,080
2,600	Saul Centers, Inc.	114,166
6,250	Thornburg Mortgage Asset Corp.	169,125
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $667,032)		791,045

PREFERRED STOCK - 3.02%
2,250	Dominion Resources Preferred Class U	114,165
3,375	Fannie Mae Preferred Class M	137,869
TOTAL PREFERRED STOCK (Cost $263,436)		252,034

SHORT TERM INVESTMENTS (Cost $765,051) - 9.17%
765,051	First American Treasury Obligations Fund Class A 3.94%**	765,051

TOTAL FOR SHORT TERM INVESTMENTS		765,051

TOTAL INVESTMENTS (Cost $7,153,826) - 99.54%		8,302,573

OTHER ASSETS LESS LIABILITIES - 0.46%		38,387

NET ASSETS - 100.00%		$ 8,340,960

* Non-income producing securities.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2006

NOTES TO FINANCIAL STATEMENTS
The Camco Investors Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,153,826 amounted to $1,148,748 which consisted of aggregate gross unrealized appreciation of $1,316,593 and aggregate gross unrealized depreciation of $167,845.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 25, 2006

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 25, 2006